Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
13.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31, 2014	December 31, 2013
Funding program loans from European Investment Bank:
0.25% due 2014, floating interest rate at Libor + 0.017%	—	20
0.26% due 2015, floating interest rate at Libor + 0.026%	9	19
0.28% due 2016, floating interest rate at Libor + 0.052%	39	58
0.73% due 2016, floating interest rate at Libor + 0.477%	52	77
0.61% due 2016, floating interest rate at Libor + 0.373%	57	86
1.43% due 2020, floating interest rate at Libor + 1.199%	75	87
1.29% due 2020, floating interest rate at Libor + 1.056%	165	193
1.00% due 2020, floating interest rate at Euribor + 0.917%	91	121
0.85% due 2021, floating interest rate at Libor + 0.525%	210	240
0.90% due 2021, floating interest rate at Libor + 0.572%	202	231
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2019 (Tranche A)	539	—
1.0% due 2021 (Tranche B)	349	—
Other funding program loans:
0.43% (weighted average), due 2014-2023, fixed interest rate	6	5
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	6	10
0.67% (weighted average), due 2018, fixed interest rate	1	2
0.87% (weighted average), due 2020, fixed interest rate	3	3
Capital leases:
6.65% (weighted average), due 2015-2017, fixed interest rate	1	1

Total long-term debt	1,805	1,153
Less current portion	(202)	(225)

Total long-term debt, less current portion	1,603	928

Long-term debt is denominated in the following currencies:

	December 31, 2014	December 31, 2013
U.S. dollar	1,698	1,012
Euro	107	141

Total	1,805	1,153

The European Investment Bank’s loans denominated in Euros, but drawn in U.S. dollars, are classified as U.S. dollar-denominated debt.

On July 3, 2014, the Company issued $1,000 million principal amount of dual tranche senior unsecured convertible bonds (Tranche A for $600 million and Tranche B for $400 million), due 2019 and 2021, respectively. Tranche A bonds were issued as zero-coupon bonds while Tranche B bonds bear a 1% per annum nominal interest, payable semi-annually. The conversion price at issuance was approximately $12 dollar, equivalent to a 30% and a 31% premium, respectively, on each tranche. The bonds are convertible by the bondholders if certain conditions are satisfied on a net-share settlement basis, except if an alternative settlement is elected by the Company. The Company can also redeem the bonds prior to their maturity in certain circumstances. The net proceeds from the bond offering were approximately $994 million, after deducting issuance costs payable by the Company. The Company intends to use the net proceeds of the offering for general corporate purposes.

Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount. The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponds to a Level 3 fair value hierarchy measurement. The fair value of the liability component at initial recognition totalled $878 million and was estimated by calculating the present value of cash flows using a discount rate of 2.40% and 3.22% (including 1% p.a. nominal interest), respectively, on each tranche, as the market rates for similar instruments with no conversion rights. Transaction costs of $6 million were allocated proportionately to the liability and the equity components. An amount of $121 million, net of allocated issuance costs of $1 million, was recorded in shareholders’ equity as the value of the conversion features of the instruments. Unamortized discount totalled $112 million as at December 31, 2014.

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31, 2014
2015	202
2016	193
2017	117
2018	116
2019	715
Thereafter	574

Total	1,917

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to the unamortized discount on the dual tranche senior unsecured convertible bonds.

Credit facilities

The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $583 million as of December 31, 2014.

The Company also has four committed long-term amortizing credit facilities with the European Investment Bank as part of R&D funding programs. The first one, signed on December 6, 2006 for a total of €245 million for R&D in France was fully drawn in U.S. dollars for a total amount of $341 million, of which $48 million remained outstanding as at December 31, 2014. The second one, signed on July 21, 2008, for a total amount of €250 million for R&D projects in Italy, was fully drawn in U.S. dollars for $380 million, of which $109 million remained outstanding as at December 31, 2014. The third one, signed on September 27, 2010 as a €350 million multi-currency loan for R&D programs in Europe, was drawn mainly in U.S. dollars for an amount of $321 million and only partially in Euros for an amount of €100 million, of which $331 million remained outstanding as at December 31, 2014. The fourth, signed on March 12, 2013, a €350 million multi-currency loan which also supports R&D programs, was drawn in U.S. dollars for $471 million, of which $412 million remained outstanding as at December 31, 2014.